Load [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Taxable Bond Index (Index reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.89%	(0.28%)	3.25%
Taxable Municipal Bond Series
Prospectus [Line Items]
Average Annual Return, Percent		6.37%	(2.72%)	0.97%
Taxable Municipal Bond Series | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.42%	(4.30%)	(0.88%)
Taxable Municipal Bond Series | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.74%	(2.69%)	(0.01%)

[1]	Return after Taxes on Distributions & Sale of Fund Shares also includes any taxable gain or loss realized by a shareholder on the sale of a fund’s shares.